J.P. Morgan Mutual Fund Investment Trust

November 5, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”) on behalf of JPMorgan Growth Advantage Fund File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Growth Advantage Fund do not differ from those contained in Post-Effective Amendment No. 51 (Amendment No. 55 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2007.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary